Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Fair Value Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of March 31, 2018 and December 31, 2017:

	Fair value measured at March 31, 2018
	Total carrying value at March 31,	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	2018	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$199,920	$199,920	-	-

	Fair value measured at December 31, 2017
	Total carrying value at December 31,	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	2017	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$616,352	$616,352	-	-

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of December 31, 2017 and 2016:

Fair value measured at December 31, 2017
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2017	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$616,352	$616,352	-	-

Liabilities
Derivative liabilities	$-	-	-	$-

	Fair value measured at December 31, 2016
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$199	$199	-	-

Liabilities
Derivative liabilities	$23,231,938	-	-	$23,231,938
Derivative liabilities for shortfall of shares	14,915,419	-	-	14,915,419
Convertible notes inclusive of derivative liabilities	3,283,034	-	-	3,283,034

Schedule of Changes in Level 1 Financial Assets Measured at Fair Value on a Recurring Basis

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 financial assets that are measured at fair value on a recurring basis:

Digital currenciess at fair value - January 1, 2018	$616,352
Realized loss on sale of digital currencies	(63,179)
Change in fair value of digital currencies	(180,816)
Proceeds from sale of digital currencies	(172,437)
Digital Currency at fair value - March 31, 2018	$199,920

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 financial assets that are measured at fair value on a recurring basis:

Digital Currency at fair value - January 1, 2017	$199
Issuance of Series C-1 Convertible Preferred Stock and warrants in exchange of digital currencies	250,000
Change in fair value of digital currencies	704,946
Purchase and sale of digital currencies	(338,793)
Digital Currency at fair value - December 31, 2017	$616,352

Schedule of Derivative liabilities

Derivative liabilities balance - January 1, 2016	$3,794,153
Change in fair value of derivative liability	(5,921,409)
Reclassification from derivative	92,601
Fair value adjustments for warrant liabilities	25,266,593
Derivative liabilities balance - December 31, 2016	$23,231,938
Conversion of warrant liabilities	(51,325,017)
Fair value adjustments for warrant liabilities	39,222,099
Cashless warrant exercise	(12,277,968)
Loss on issuance of Series C Convertible Preferred stock	2,809,497
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering	925,115
Loss on issuance of Series C-1 Convertible Preferred stock	478,035
Net cash proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	825,005
Net digital currency proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	250,000
Reclassification between convertible notes and derivative liabilities	(4,138,704)
Derivative liabilities balance - December 31, 2017	-

Schedule of Derivative Liabilities for Shortfall of Shares

Derivative liabilities for shortfall of shares balance - January 1, 2016	$-
Change in fair value of derivative liability shortfall of shares	14,915,419
Derivative liabilities for shortfall of shares balance - December 31, 2016	$14,915,419
Conversion of shortfall shares liabilities	(14,915,419)
Derivative liabilities for shortfall of shares balance - December 31, 2017	$-

Schedule of Changes in Fair Value of Convertible Notes

Convertible notes at fair value - January 1, 2016	$1,781,156
Addition of convertible notes	320,002
Conversion of notes into common stock	4,208,546
Gain on extinguishment of debt	(837,369)
Change in fair value of convertible notes (including OID discount)	(2,096,700)
Reclassification to derivative liability	(92,601)
Convertible notes at fair value - December 31, 2016	$3,283,034
Conversion of convertible notes	(20,132,105)
Change in fair value of convertible notes (including OID discount)	16,849,071
Convertible notes at fair value - December 31, 2017	$-

Summary of Quantitative Information to Valuation Methodology

A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy for the year ended December 31, 2017 is as follows:

Warrant Liabilities

Date of valuation	March 2, 2017	May 24, 2017	December 7, 2017	December 31, 2016
Strike Price	0.025 - 18.000	0.085	0.025 - 0.085	0.03 - 60.0
Volatility	186.7% - 208.3%	210.10% - 254.70%	255.89% - 465.94%	118% - 230%
Risk-free interest rate	1.25% - 1.83%	1.24% - 1.79%	1.67% - 2.14%	0.35% - 2.23%
Contractual life (in years)	1.79 to 3.79	1.52 to 5.00	0.98 to 4.88	0.10 to 3.96
Dividend yield (per share)	0	0	0	0

Senior Convertible Notes at Fair Value

Date of valuation	March 2, 2017	December 31, 2016
Strike Price	0.32	0.0252
Volatility	267.8%	300.42% - 328.04%
Risk-free interest rate	0.68%	0.51% - 0.63%
Dividend yield (per share)	0	0%